                                 OVERSEAS SMA COMPLETION PORTFOLIO

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Overseas SMA Completion Portfolio, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 99.3%

Issuer	Shares	Value ($)
Australia 4.6%
Northern Star Resources Ltd.	26,106	218,150

China 2.2%
Guangdong Investment Ltd.	148,000	102,716

France 3.0%
Eiffage SA	1,401	142,034

Germany 4.4%
Duerr AG	3,521	77,610
E.ON SE	5,895	76,624
KION Group AG	1,448	52,804

Total		207,038

Greece 3.0%
Piraeus Financial Holdings SA(a)	40,286	143,546

Ireland 2.4%
Amarin Corp. PLC, ADR(a)	759	594
Bank of Ireland Group PLC	12,377	115,883

Total		116,477

Israel 3.9%
Bank Hapoalim BM	13,148	111,079
Bezeq Israeli Telecommunication Corp., Ltd.	57,481	74,380

Total		185,459

Japan 36.0%
Dai-ichi Life Holdings, Inc.	9,200	192,865
Daiwabo Holdings Co., Ltd.	9,400	184,906
Kinden Corp.	5,800	87,117
Koito Manufacturing Co., Ltd.	4,300	65,085
Kusuri no Aoki Holdings Co., Ltd.	1,700	39,328
Macnica Holdings, Inc.	2,700	133,652
MatsukiyoCocokara & Co.	8,500	146,843
Mebuki Financial Group, Inc.	49,000	147,839
Sankyo Co., Ltd.	4,000	172,674
Shimamura Co., Ltd.	1,900	212,366
Ship Healthcare Holdings, Inc.	5,800	81,946
Sundrug Co., Ltd.	700	21,150
Takuma Co., Ltd.	4,100	45,272
TOPPAN Holdings, Inc.	5,900	138,162

Common Stocks (continued)

Issuer	Shares	Value ($)
Tsuruha Holdings, Inc.	500	42,003

Total		1,711,208

Netherlands 6.1%
ASR Nederland NV	6,286	289,807

Norway 1.7%
Leroy Seafood Group ASA	20,704	80,865

Singapore 6.2%
BW LPG Ltd.	8,575	124,901
Venture Corp., Ltd.	18,300	171,424

Total		296,325

South Korea 1.9%
Hyundai Home Shopping Network Corp.	554	18,418
Youngone Corp.	2,153	72,740

Total		91,158

Spain 2.3%
Endesa SA	4,126	86,304
Tecnicas Reunidas SA(a)	2,293	22,252

Total		108,556

Sweden 0.4%
Stillfront Group AB(a)	16,129	17,927

Taiwan 2.7%
Fubon Financial Holding Co., Ltd.	61,705	127,167

United Kingdom 15.3%
BT Group PLC	106,378	165,353
Crest Nicholson Holdings PLC	7,990	18,711
DCC PLC	3,575	241,685
John Wood Group PLC(a)	10,288	18,187
Just Group PLC	122,899	124,899
TP Icap Group PLC	67,436	157,903

Total		726,738

2	Overseas SMA Completion Portfolio | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Overseas SMA Completion Portfolio, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
United States 3.2%
Diversified Energy Co. PLC	149,895	124,525
Insmed, Inc.(a)	839	20,992
Sage Therapeutics, Inc.(a)	277	5,423

Total		150,940

Total Common Stocks (Cost $4,464,648)		4,716,111

Money Market Funds 0.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(b),(c)	25,644	25,639

Total Money Market Funds (Cost $25,639)		25,639

Total Investments in Securities (Cost $4,490,287)		4,741,750

Other Assets & Liabilities, Net		7,248

Net Assets		$4,748,998

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(c)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	106,880	612,796	(694,017)	(20)	25,639	39	1,319	25,644

Abbreviation Legend

ADR	American Depositary Receipt

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Overseas SMA Completion Portfolio | First Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

1QT307_08_P01_(01/24)